Income tax - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Betway Limited [Member]
Statements [Line Items]
Unused tax losses	€ 57.4	€ 84.5	€ 96.6
GM Gaming Limited [Member]
Statements [Line Items]
Unused tax losses	€ 7.1	€ 7.2	€ 3.6